Stock-Based Compensation - Summary of Activity of Restricted Stock Units (Detail) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units outstanding, Unvested beginning balance	571,303
Number of restricted stock units outstanding, Granted	1,077,600
Number of restricted stock units outstanding, Vested	(303,728)
Number of restricted stock units outstanding, Cancelled	(115,969)
Number of restricted stock units outstanding, Unvested ending balance	1,229,206	571,303
Weighted-average grant date fair value, Unvested beginning balance	$ 6.15
Weighted-average grant date fair value, Granted	1.26	$ 4.59	$ 6.54
Weighted-average grant date fair value, Vested	6.39
Weighted-average grant date fair value, Cancelled	4.14
Weighted-average grant date fair value, Unvested ending balance	$ 1.99	$ 6.15